Share-Based Compensation Plans (Tables)	12 Months Ended
Sep. 27, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Effects of Stock-Based Compensation Expense Related to Stock-Based Awards to Employees and Non-Employees

The following table presents the effects of stock-based compensation expense related to stock-based awards to employees and non-employees in the Company’s consolidated statements of operations during the periods presented (in thousands):

	Fiscal Years
	2013	2012	2011
Cost of revenue	$1,068	$704	$308
Research and development	1,739	967	219
Selling, general and administrative	3,649	1,989	753

Total	$6,456	$3,660	$1,280

Summary of Stock Option Activity

A summary of stock option activity for fiscal year 2013 is as follows (in thousands, except per share amounts):

	Number of Shares	Weighted-Average Exercise Price per Share	Weighted-Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
Options outstanding—September 28, 2012	1,861	$1.23	7.1	$21,352

Exercised	(614)
Canceled or expired	(406)

Options outstanding—September 27, 2013	841	$1.6	6.2	$13,131

Options vested and expected to vest—September 27, 2013	816	$1.6	6.2	$12,737

Options exercisable—September 27, 2013	646	$1.5	6.1	$10,140

Summary of Stock Options Outstanding

A summary of stock options outstanding as of September 27, 2013 is as follows (in thousands, except per share amounts):

Exercise Prices	Number of Shares Outstanding	Weighted Average Contractual Term	Number of Shares Exercisable
$ 0.64	354	5.8	307
2.00	471	6.4	327
11.08	16	7.7	12

	841	6.2	646

Weighted-Average Assumptions Used for Calculating Fair Value of Stock Options Granted

No options were granted in fiscal years 2013 and 2012. The weighted-average assumptions used for calculating the fair value of stock options granted during fiscal year 2011 is as follows:

Risk-free interest rate	1.9%
Expected term (years)	5.8
Expected volatility	52.7%
Expected dividends	—%

Summary of Restricted Stock and Units Activity

A summary of restricted stock awards and units activity for fiscal year 2013 is as follows (in thousands):

	Number of Shares	Weighted-Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Issued and unvested—September 28, 2012	582	2.3	$7,391
Granted	863
Released	(248)
Canceled or expired	(68)

Issued and unvested shares—September 27, 2013	1,129	2.9	$18,148

Shares expected to vest	1,018	2.9	$16,362